Financial Instruments - Summary of Net Result from Financial Instruments by Measurement Categories (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Detailed Information About Net Result from Financial Instruments by Measurement Categories [Line Items]
Net financial result	€ 59,961	€ 4,731	€ 12,082
Financial assets at amortised cost, category [Member]
Disclosure Of Detailed Information About Net Result from Financial Instruments by Measurement Categories [Line Items]
Net financial result	43,583	7,612	1,849
Financial liabilities at amortised cost, category [Member]
Disclosure Of Detailed Information About Net Result from Financial Instruments by Measurement Categories [Line Items]
Net financial result	(886)	(802)	(712)
Financial liabilities at fair value through profit or loss, category [Member]
Disclosure Of Detailed Information About Net Result from Financial Instruments by Measurement Categories [Line Items]
Net financial result	€ 17,264	€ (2,079)	€ 10,945